Voyage Expenses And Vessel Operating Expenses	12 Months Ended
Dec. 31, 2019
Voyage Expenses and Vessel Operating Expenses [Abstract]
Voyage Expenses and Vessel Operating Expenses

13       Voyage Expenses and Vessel Operating Expenses

Voyage expenses and vessel operating expenses in the consolidated statements of comprehensive loss consisted of the following:

           Voyage expenses consisted of:

	For the year ended December 31,
	2019	2018	2017
Commissions	224	281	241
Bunkers expenses	1,634	716	968
Other voyage expenses	240	191	143
Total	2,098	1,188	1,352

Vessel operating expenses consisted of:

	For the year ended December 31,
	2019	2018	2017
Crew wages and related costs	4,670	4,766	4,645
Insurance	664	607	742
Spares, repairs and maintenance	1,884	2,721	2,222
Lubricants	517	501	496
Stores	820	1,000	783
Other	327	330	247
Total	8,882	9,925	9,135